Consolidated Statements Of Income (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE	$ 1,649,917	$ 1,791,711	$ 1,426,132
OPERATING COSTS AND EXPENSES:
Fuel	494,000	568,676	255,817
Power purchased	159,908	199,860	175,025
Utilities Operating Expense, Maintenance and Operations	477,880	493,674	449,746
Depreciation and amortization	287,863	266,504	256,085
Taxes other than income taxes	24,864	33,048	44,419
Other Operating Income (Expense), Net	(361)	(3,201)	(5,630)
Operating Expenses	1,444,154	1,558,561	1,175,462
Operating Income (Loss)	205,763	233,150	250,670
OTHER (EXPENSE) / INCOME, NET:
Allowance for equity funds used during construction	9,315	4,784	5,412
Interest Expense	(142,926)	(131,232)	(125,626)
Other (expense) / income, net	(410)	11,783	17,667
Total other expense, net	(134,021)	(114,665)	(102,547)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	71,742	118,485	148,123
Income tax expense	14,715	21,859	28,941
NET INCOME	57,027	96,626	119,182
Dividends on and redemption of preferred stock	0	3,509	3,213
NET INCOME ATTRIBUTABLE TO COMMON STOCK	83,120	93,117	115,969
Net Income (Loss) Attributable to Noncontrolling Interest	(26,093)	0	0
Indianapolis Power And Light Company
REVENUE	1,649,917	1,791,711	1,426,132
OPERATING COSTS AND EXPENSES:
Fuel	494,000	568,676	255,817
Power purchased	159,908	199,860	175,025
Utilities Operating Expense, Maintenance and Operations	477,497	493,454	449,317
Depreciation and amortization	287,863	266,504	256,085
Taxes other than income taxes	24,865	33,048	44,419
Other Operating Income (Expense), Net	(361)	(3,201)	(5,630)
Operating Expenses	1,443,772	1,558,341	1,175,033
Operating Income (Loss)	206,145	233,370	251,099
OTHER (EXPENSE) / INCOME, NET:
Allowance for equity funds used during construction	9,315	4,784	5,412
Interest Expense	(99,051)	(87,428)	(84,257)
Other (expense) / income, net	(646)	12,136	17,294
Total other expense, net	(90,382)	(70,508)	(61,551)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	115,763	162,862	189,548
Income tax expense	25,666	32,887	39,305
NET INCOME	90,097	129,975	150,243
Dividends on and redemption of preferred stock	0	3,509	3,213
NET INCOME ATTRIBUTABLE TO COMMON STOCK	116,190	126,466	147,030
Net Income (Loss) Attributable to Noncontrolling Interest	(26,093)
Electricity [Member]
REVENUE	1,649,917	1,791,711	1,426,132
Electricity [Member] | Indianapolis Power And Light Company
REVENUE	$ 1,649,917	$ 1,791,711	$ 1,426,132